Financial instruments (Details Narrative) $ in Thousands	Aug. 31, 2024 USD ($)
Notes and other explanatory information [abstract]
Current assets	$ 17,800
Cash	8,300
Current liabilities	21,300
Working capital deficit	3,500
Derivative liabilities	$ 2,300